UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Intermediate Duration Municipal Term Fund (NID)
	August 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	National – 2.4% (1.8% of Total Investments)
$ 7,801	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	1/18 at 100.00	Ba1	$ 7,722,223
	Series 2013A-5, 5.000%, 1/31/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)
5,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	5/14 at 100.00	Ba2	4,938,300
	Series 2000B, 5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax)
1,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	9/14 at 100.00	Ba1	987,510
	Series 2004A-2, 4.900%, 7/31/49 (Mandatory put 9/30/14) (Alternative Minimum Tax)
13,801	Total National			13,648,033
	Alabama – 3.6% (2.8% of Total Investments)
235	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006,	4/16 at 100.00	Ca	196,399
	5.125%, 4/01/21 – AMBAC Insured
7,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	10/13 at 100.00	A	6,459,600
	4/01/22 – NPFG Insured
665	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 –	4/14 at 100.00	A	632,508
	NPFG Insured
	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,
	Series 2004A:
625	5.250%, 1/01/16	1/14 at 100.00	B	622,163
12,915	5.250%, 1/01/20	1/14 at 100.00	B	12,806,385
200	5.500%, 1/01/22 – AGM Insured	1/14 at 100.00	AA	197,032
21,640	Total Alabama			20,914,087
	Alaska – 0.3% (0.2% of Total Investments)
2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	B2	1,487,700
	Series 2006A, 5.000%, 6/01/32
	Arizona – 0.9% (0.7% of Total Investments)
1,000	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	909,360
	Campus Project, Series 2006, 5.100%, 10/01/22
	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
260	4.125%, 7/01/19 – FGIC Insured	No Opt. Call	BB+	243,144
200	5.250%, 7/01/22 – FGIC Insured	1/16 at 100.00	BB+	201,338
270	5.250%, 7/01/25 – FGIC Insured	No Opt. Call	BB+	270,332
	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy
	Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013:
150	4.000%, 7/01/18	No Opt. Call	BB	146,130
800	5.000%, 7/01/23	No Opt. Call	BB	739,464
100	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	96,351
	Academies – Veritas Project, Series 2012, 6.250%, 7/01/32
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and	7/20 at 102.00	BB+	690,255
	Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	BBB+	873,192
	5.000%, 7/01/19
996	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,007,972
	2005, 5.750%, 7/01/22
5,336	Total Arizona			5,177,538
	California – 15.5% (12.1% of Total Investments)
3,050	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp	8/14 at 100.00	A+	3,170,201
	HealthCare, Series 2009B, 6.375%, 8/01/34
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	106,559
	Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender	No Opt. Call	AA–	4,226,028
	Option Bond 3306, 26.173%, 8/01/23 (IF) (4)
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	10/26 at 100.00	AA	690,210
	Option Bond Trust 4740, 3.389%, 4/01/36 (IF) (4)
	California Statewide Community Development Authority, Revenue Bonds, International School of
	the Peninsula, Palo Alto, California, Series 2006:
1,190	5.000%, 11/01/16	No Opt. Call	N/R	1,237,326
2,125	5.000%, 11/01/21	11/16 at 100.00	N/R	2,153,539
4,965	Ceres Redevelopment Agency, California, Tax Allocation Bonds, Ceres Redevelopment Project Area 1,	11/16 at 100.00	A–	3,957,254
	Series 2006, 4.000%, 11/01/31 – AMBAC Insured
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/20 at 100.00	N/R	4,974,950
	Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26
	Corona-Norco Unified School District Public Financing Authority, Riverside County, California,
	Special Tax Revenue Refunding Bonds, Junior Lien Series 2013B:
490	3.000%, 9/01/19	No Opt. Call	N/R	470,973
500	3.125%, 9/01/20	No Opt. Call	N/R	471,870
525	3.375%, 9/01/21	No Opt. Call	N/R	490,308
535	3.500%, 9/01/22	No Opt. Call	N/R	486,470
	Corona-Norco Unified School District Public Financing Authority, Riverside County, California,
	Special Tax Revenue Refunding Bonds, Senior Lien Series 2013A:
500	5.000%, 9/01/21	No Opt. Call	BBB+	534,010
500	5.000%, 9/01/22	No Opt. Call	BBB+	527,620
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/14 at 100.00	A	1,898,020
	1995A, 5.000%, 1/01/35 – NPFG Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
8,750	0.000%, 1/15/33	No Opt. Call	BBB–	2,377,288
5,000	0.000%, 1/15/34	No Opt. Call	BBB–	1,270,100
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
14,425	4.500%, 6/01/27	6/17 at 100.00	B	12,176,575
5,100	5.000%, 6/01/33	6/17 at 100.00	B	3,754,467
3,475	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	No Opt. Call	N/R	3,728,467
	Allocation Bonds, Series 2007A, 5.500%, 9/01/17 – SYNCORA GTY Insured
	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Subordinate Lien Refunding Series 2008A:
310	5.000%, 8/15/23	8/18 at 100.00	BBB–	300,189
2,365	5.000%, 8/15/24	8/18 at 100.00	BBB–	2,254,531
250	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	284,633
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
495	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series	7/14 at 101.00	A2	487,169
	2005, 4.500%, 7/01/25 – FGIC Insured
	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2,
	Series 2006D:
1,020	0.000%, 8/01/18	No Opt. Call	N/R	782,768
1,165	0.000%, 8/01/19	No Opt. Call	N/R	836,924
1,310	0.000%, 8/01/20	No Opt. Call	N/R	879,495
1,450	0.000%, 8/01/21	No Opt. Call	N/R	902,118
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
2,430	5.500%, 11/01/19	No Opt. Call	Baa3	2,579,639
5,000	6.625%, 11/01/29	11/19 at 100.00	Baa3	5,174,750
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities	No Opt. Call	N/R	705,047
	District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29
390	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax	No Opt. Call	N/R	378,035
	Bonds Series 2013, 4.000%, 9/01/21
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series	No Opt. Call	AA–	2,507,900
	2005A, 5.750%, 10/01/24 – AGM Insured
175	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa2	187,115
	5.000%, 9/01/16
	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding
	Bonds Series 2013:
260	5.000%, 9/01/20	No Opt. Call	N/R	280,683
455	5.000%, 9/01/22	No Opt. Call	N/R	475,111
485	5.000%, 9/01/23	No Opt. Call	N/R	493,405
	San Francisco, California, Community Facilities District 6, Mission Bay South Public
	Improvements, Special Tax Refunding Bonds, Series 2013A:
600	5.000%, 8/01/21	No Opt. Call	N/R	639,942
875	5.000%, 8/01/22	No Opt. Call	N/R	913,351
420	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	2/14 at 100.00	A	416,266
	Project, Series 2003, 5.000%, 8/01/25 – FGIC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006D:
100	5.000%, 8/01/18 – AMBAC Insured	8/17 at 100.00	BBB	105,184
500	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	514,120
550	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	No Opt. Call	BBB	570,356
	Project, Series 2007B, 5.000%, 8/01/19 – SYNCORA GTY Insured
1,040	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AA–	1,116,648
	Series 2007, 5.000%, 8/01/20 – AGM Insured
	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District
	2008-1 Tejon Industrial Complex East 2012A:
1,100	5.000%, 9/01/27	No Opt. Call	N/R	1,030,436
1,500	5.000%, 9/01/32	No Opt. Call	N/R	1,348,560
	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District
	2008-1 Tejon Industrial Complex East 2012B:
1,010	5.000%, 9/01/27	No Opt. Call	N/R	946,128
1,500	5.000%, 9/01/32	No Opt. Call	N/R	1,348,560
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	8,704,300
	Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27
1,610	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B+	1,433,303
	Bonds, Series 2005A-1, 4.750%, 6/01/23
	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A:
1,080	5.000%, 11/01/24	11/22 at 100.00	AA	1,173,085
1,000	5.000%, 11/01/28	11/22 at 100.00	AA	1,034,130
400	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	427,864
105,410	Total California			89,933,980
	Colorado – 4.2% (3.3% of Total Investments)
505	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding	12/17 at 100.00	N/R	512,262
	Series 2007A, 4.375%, 12/01/18 – RAAI Insured
4,005	Castle Oaks Metropolitan District, In the Town of Castle Rock, Douglas County, Colorado,	No Opt. Call	N/R	3,690,648
	General Obligation Bonds, Limited Tax Refunding and Improvement Series 2012, 5.500%, 12/01/22
1,125	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	No Opt. Call	B–	1,132,335
	of Charter Schools Project, Series 2010B, 6.125%, 11/01/20
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/18 at 100.00	N/R	497,875
	Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28
200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	No Opt. Call	BBB–	196,644
	Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22
975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-term Care National	No Opt. Call	BBB–	1,051,245
	Obligated Group Project, Series 2010A, 5.250%, 11/15/20
1,000	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	887,820
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax)
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2012-5A,	11/22 at 100.00	AA	2,536,735
	14.086%, 11/15/30 (IF)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 3316:
100	22.398%, 9/01/22 (IF) (4)	No Opt. Call	Aa2	155,255
300	22.398%, 3/01/23 (IF) (4)	No Opt. Call	Aa2	437,985
430	22.347%, 3/01/24 (IF) (4)	No Opt. Call	Aa2	586,800
725	22.398%, 3/01/25 (IF) (4)	No Opt. Call	Aa2	926,441
200	22.398%, 9/01/25 (IF) (4)	No Opt. Call	Aa2	241,170
3,385	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	3,494,200
	Senior Lien Series 2006, 5.125%, 12/01/24 – SYNCORA GTY Insured
300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-1, 5.500%,	No Opt. Call	A	317,409
	9/01/24 – NPFG Insured
250	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	BBB–	264,715
	Improvement Bonds, Series 2008, 5.625%, 12/01/20
225	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation	12/16 at 100.00	N/R	218,952
	Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured
	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding
	Series 2013:
500	5.000%, 12/01/18	No Opt. Call	N/R	530,605
1,000	5.000%, 12/01/21	No Opt. Call	N/R	1,022,680
625	Rendezvous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	No Opt. Call	N/R	580,988
	Refunding Series 2007, 5.200%, 12/01/17
1,930	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding	No Opt. Call	BBB	1,943,394
	Series 2012, 4.000%, 12/01/21
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay	No Opt. Call	A	3,225,159
	Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27
24,700	Total Colorado			24,451,317
	Connecticut – 1.0% (0.8% of Total Investments)
5,925	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	4,043,654
	2013A, 6.050%, 7/01/31
1,495	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/21 – AGM Insured	No Opt. Call	AA–	1,595,942
7,420	Total Connecticut			5,639,596
	District of Columbia – 0.6% (0.5% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC
	Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BBB–	488,930
500	4.000%, 10/01/20	No Opt. Call	BBB–	478,475
670	4.000%, 10/01/21	No Opt. Call	BBB–	626,953
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond
	Trust 1187:
745	21.525%, 6/01/29 (IF) (4)	6/21 at 100.00	A1	758,969
785	21.445%, 6/01/30 (IF) (4)	6/21 at 100.00	A1	787,182
520	21.525%, 6/01/31 (IF) (4)	6/21 at 100.00	A1	489,658
3,720	Total District of Columbia			3,630,167
	Florida – 9.9% (7.7% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
425	5.000%, 11/15/20	No Opt. Call	BBB	460,428
150	5.000%, 11/15/23	No Opt. Call	BBB	155,562
125	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A,	No Opt. Call	B	114,963
	5.750%, 6/01/22
430	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan	10/13 at 100.00	A	390,861
	Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured
1,460	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	1,490,952
	LLC Project, Series 2010A, 5.350%, 7/01/29
1,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	958,780
	Refunding Series 2013A, 4.500%, 6/01/23
3,915	Cory Lakes Community Development District, Florida, Special Assessment Bonds, Refunding Series	11/13 at 100.00	N/R	3,585,005
	2001A, 7.200%, 5/01/23
1,500	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company	2/14 at 100.00	BBB	1,457,400
	Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)
3,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	BB–	3,667,090
	Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21
955	Fontainebleau Lakes Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	978,035
	Assessment Revenue Bonds, Series 2007B, 6.000%, 5/01/15
1,355	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	No Opt. Call	N/R	1,306,735
	Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22
500	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	528,915
	Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special
	Assessment Revenue Refunding Bonds, Series 2012:
1,555	5.250%, 11/01/22	No Opt. Call	N/R	1,500,933
1,380	5.750%, 11/01/32	No Opt. Call	N/R	1,243,628
2,500	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,368,175
	Community Charter Schools, Series 2007A, 5.250%, 6/15/27
1,000	Live Oak Community Development District 2, Hillsborough County, Florida, Special Assessment	11/13 at 100.00	N/R	962,860
	Bonds. Series 2004A, 5.850%, 5/01/35
405	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A,	7/15 at 100.00	N/R	373,641
	6.000%, 7/01/25 (9)
5,615	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	5,086,685
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond
	Trust 1156:
700	21.336%, 7/01/22 (IF) (4)	No Opt. Call	A–	1,103,025
820	21.336%, 7/01/23 (IF) (4)	7/22 at 100.00	A–	1,237,995
1,115	21.336%, 7/01/24 (IF) (4)	7/22 at 100.00	A–	1,569,474
800	21.336%, 7/01/25 (IF) (4)	7/22 at 100.00	A–	1,064,480
1,515	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue	No Opt. Call	N/R	1,463,854
	Bonds, Refunding Series 2012, 4.875%, 5/01/22
565	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Heron	No Opt. Call	N/R	564,972
	Bay North Assessment Area, Series 2006B, 5.000%, 5/01/14
2,500	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds,	5/15 at 100.00	N/R	2,362,025
	Parkland Golf and Country Club Area A, Series 2005-A1, 5.450%, 5/01/26
2,440	Northern Palm Beach County Improvement District, Florida, Special Assessment Revenue	No Opt. Call	N/R	2,366,580
	Bonds, Water Control and Improvement Refunding Bonds, Development Unit 16, Series 2012,
	5.125%, 8/01/22
900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	11/22 at 100.00	BBB+	861,894
	Series 2013A, 5.000%, 11/01/33
5,900	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2011B,	No Opt. Call	N/R	6,164,674
	7.250%, 8/01/16
1,460	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	1,429,471
	Refunding Series 2013, 3.500%, 5/01/19
215	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	221,985
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	BBB–	1,674,102
	Refunding Series 2012, 5.000%, 5/01/26
100	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds,	5/14 at 101.00	N/R (5)	104,752
	Series 2004, 6.125%, 5/01/34 (Pre-refunded 5/01/14)
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond
	Trust 1132:
400	21.435%, 7/01/27 (IF) (4)	7/22 at 100.00	A–	463,300
290	21.435%, 7/01/28 (IF) (4)	7/22 at 100.00	A–	318,971
1,000	16.486%, 7/01/29 (IF) (4)	7/22 at 100.00	A–	575,200
1,000	16.486%, 7/01/30 (IF) (4)	7/22 at 100.00	A–	493,200
1,000	21.435%, 7/01/31 (IF) (4)	7/22 at 100.00	A–	1,013,850
2,250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	2,192,805
	Bonds, Series 2012-A2, 5.000%, 5/01/23
3,000	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	2,701,590
	Refunding Series 2013, 4.000%, 5/01/23
765	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	741,668
	Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22
58,240	Total Florida			57,320,515
	Georgia – 1.5% (1.2% of Total Investments)
435	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BB–	402,327
	Center, Series 2004, 5.000%, 12/01/26
	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,
	Lenbrook Square Project, Series 2006A:
4,260	5.000%, 7/01/17	No Opt. Call	N/R	4,284,793
4,500	5.000%, 7/01/27	7/17 at 100.00	N/R	4,045,410
9,195	Total Georgia			8,732,530
	Guam – 1.1% (0.9% of Total Investments)
500	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/16	No Opt. Call	BBB+	541,225
1,500	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High	No Opt. Call	B	1,548,735
	School Project, Series 2010A, 6.000%, 12/01/20
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	1,965,280
	5.250%, 7/01/25
2,500	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29	11/19 at 100.00	B+	2,606,200
6,500	Total Guam			6,661,440
	Hawaii – 0.4% (0.3% of Total Investments)
740	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds,	No Opt. Call	BB	698,308
	Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	11/13 at 100.00	B	1,418,545
	Airlines Inc., Series 1997, 5.625%, 11/15/27
2,290	Total Hawaii			2,116,853
	Idaho – 0.8% (0.6% of Total Investments)
4,645	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	4,483,772
	Hospital, Series 2006, 5.250%, 9/01/26
	Illinois – 10.5% (8.2% of Total Investments)
1,260	Bellwood, Illinois, General Obligation Bonds, Series 2006, 5.000%, 12/01/21 – SYNCORA	No Opt. Call	N/R	1,229,886
	GTY Insured
1,070	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	No Opt. Call	N/R	1,024,397
9,935	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004, Class A Certificates,	12/13 at 100.00	N/R	9,920,396
	3.730%, 6/15/23
9,535	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	9,941,954
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
2,952	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	2,641,812
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
330	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project,	5/15 at 100.00	Baa1	342,368
	Series 2010, 6.870%, 2/15/24
975	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	2/14 at 100.00	N/R	718,780
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 4729:
1,000	22.273%, 11/15/20 (IF) (4)	No Opt. Call	AA	1,003,300
3,040	22.273%, 11/15/20 (IF) (4)	No Opt. Call	AA	2,386,552
1,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	1,004,420
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
1,650	5.000%, 12/01/21	12/16 at 100.00	BBB+	1,717,337
4,000	5.000%, 12/01/26	12/16 at 100.00	BBB+	4,047,560
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	5,554,443
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122:
480	21.250%, 9/01/21 (IF) (4)	No Opt. Call	A–	668,021
330	21.210%, 9/01/21 (IF) (4)	No Opt. Call	A–	459,017
435	21.193%, 9/01/22 (IF) (4)	No Opt. Call	A–	568,140
	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A:
665	5.000%, 2/15/15	No Opt. Call	BB–	670,373
3,525	5.375%, 2/15/25	2/15 at 100.00	BB–	3,345,613
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	2,675,524
	2006A, 5.000%, 4/01/24
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
650	4.000%, 5/15/18	No Opt. Call	Baa1	691,165
770	4.000%, 5/15/19	No Opt. Call	Baa1	810,063
895	5.000%, 5/15/20	No Opt. Call	Baa1	975,613
1,035	5.000%, 5/15/21	No Opt. Call	Baa1	1,113,287
1,210	5.000%, 5/15/22	No Opt. Call	Baa1	1,272,630
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa1	1,439,929
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa1	1,607,949
500	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	495,450
620	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding	No Opt. Call	BBB+	677,610
	Series 2010A, 5.000%, 8/15/17
1,000	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA–	1,078,110
1,000	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge	3/15 at 102.00	N/R	954,410
	Lakes Project, Series 2005-2, 6.000%, 3/01/35
61,037	Total Illinois			61,036,109
	Indiana – 2.0% (1.5% of Total Investments)
1,250	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	1,207,050
4,345	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	BB–	3,968,202
	Project, Series 2013A, 6.000%, 3/01/33
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, CFM-Northwest Indiana, LLC	No Opt. Call	N/R	993,380
	Project, Refunding Series 2013A, 6.250%, 7/01/23
950	Indiana Finance Authority, Educational Facilities Revenue Bonds, Charter Facilities Management	No Opt. Call	BB	943,711
	Indianapolis LLC Project, Series 2013A, 6.250%, 7/01/23
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	1,057,371
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
60	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	BB–	60,210
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
2,000	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB	2,114,600
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
1,000	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	1,051,160
11,655	Total Indiana			11,395,684
	Iowa – 2.0% (1.6% of Total Investments)
2,600	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	2,611,622
	5.500%, 7/01/25
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
6,320	5.000%, 12/01/19	No Opt. Call	BB–	5,946,804
1,000	5.500%, 12/01/22	12/18 at 100.00	BB–	917,470
2,000	5.250%, 12/01/25	12/23 at 100.00	BB–	1,744,820
	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa
	University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BBB	127,950
180	4.000%, 9/01/18	No Opt. Call	BBB	186,736
200	3.000%, 9/01/19	No Opt. Call	BBB	193,258
12,425	Total Iowa			11,728,660
	Kansas – 1.8% (1.4% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	2,006,200
	Obligated Group, Tender Option Bond Trust 1125, 22.473%, 11/15/32 (IF) (4)
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1	No Opt. Call	N/R	1,732,360
	Project, Series 2012B, 6.100%, 12/15/34
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	6,974,240
	Project, Series 2012, 5.250%, 12/15/29
12,000	Total Kansas			10,712,800
	Louisiana – 1.3% (1.0% of Total Investments)
500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	520,220
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
2,395	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	2,414,567
	Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%,
	7/01/30 – AMBAC Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2011:
250	5.250%, 5/15/22	No Opt. Call	Baa1	267,955
500	6.250%, 5/15/31	No Opt. Call	Baa1	526,620
2,805	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana	1/14 at 100.00	N/R	2,783,430
	Pellets Inc Project, Series 2013A, 9.750%, 8/01/14 (Alternative Minimum Tax)
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	No Opt. Call	A	1,097,200
	5.000%, 7/01/22
7,450	Total Louisiana			7,609,992
	Maine – 0.1% (0.1% of Total Investments)
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	Baa1	380,440
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22
	Maryland – 0.2% (0.2% of Total Investments)
1,500	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	1,380,975
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
	Massachusetts – 1.2% (1.0% of Total Investments)
1,755	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series	1/17 at 100.00	N/R	1,672,708
	2006, 5.000%, 1/01/27 – ACA Insured
1,750	Massachusetts Development Finance Authority, Revenue Bonds, Eastern Nazarene College, Series	10/13 at 100.00	BB+	1,744,873
	1999, 5.625%, 4/01/29
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	961,030
	Project, Series 2005D, 5.250%, 7/01/30
3,150	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/14 at 100.00	N/R	2,818,022
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
7,655	Total Massachusetts			7,196,633
	Michigan – 5.5% (4.3% of Total Investments)
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	1,409,600
	Bond Trust 3308, 23.235%, 11/01/27 – AGM Insured (IF) (4)
230	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	1/14 at 100.00	A	198,042
	Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured
3,500	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	3,284,925
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/26
2,000	Detroit, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2008-A1,	No Opt. Call	Ca	800,000
	5.000%, 4/01/15 (9)
	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
1,000	5.375%, 4/01/18 – NPFG Insured (9)	10/13 at 100.00	A	968,600
2,000	5.000%, 4/01/19 – NPFG Insured (9)	10/13 at 100.00	A	1,871,260
300	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/22 – AGM Insured (9)	4/16 at 100.00	AA–	270,909
	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B:
310	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	300,734
10,340	5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	9,845,748
2,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/21 –	No Opt. Call	A	1,235,720
	FGIC Insured
100	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	1/14 at 100.00	A	87,757
	7/01/34 – NPFG Insured
	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A:
510	5.250%, 7/01/22 – NPFG Insured	7/16 at 100.00	A	496,266
225	5.250%, 7/01/23 – NPFG Insured	7/16 at 100.00	A	217,109
100	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	1/14 at 100.00	A	87,757
	7/01/34 – NPFG Insured
	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation
	Bonds, Building Authority Stadium Refunding Series 2012:
1,000	5.000%, 10/01/17	No Opt. Call	BBB	1,072,470
1,000	5.000%, 10/01/18	No Opt. Call	BBB	1,066,660
720	East Lansing, Michigan, Economic Development Corporation Limited Obligation Bonds, Burcham	1/14 at 100.00	N/R	610,078
	Hills Retirement Community First Mortgage, Series 2007-B1, 5.250%, 7/01/37
1,270	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	Ba1	1,193,190
	Center, Series 2013A, 5.000%, 7/01/23
465	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	No Opt. Call	BB+	482,135
	Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB	989,240
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
825	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	No Opt. Call	Aa2	943,107
	Trust 4286, 22.498%, 12/01/18 (IF) (4)
665	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	650,397
	Public School Academy, Series 2007, 5.000%, 9/01/22
2,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	1,882,860
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
315	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005,	No Opt. Call	BB	314,915
	5.000%, 11/01/15
250	Troy Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Development &	11/13 at 100.00	A	250,290
	Refunding Series 2001, 5.500%, 11/01/15 – NPFG Insured
1,685	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	12/13 at 100.00	A	1,611,635
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
35,810	Total Michigan			32,141,404
	Minnesota – 0.8% (0.6% of Total Investments)
3,500	Cloquet, Minnesota, Pollution Control Revenue Bonds, Potlatch Corporation, Refunding Series	10/13 at 100.00	BB+	3,470,565
	1996, 5.900%, 10/01/26
1,445	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project,	2/14 at 100.00	N/R	1,321,048
	Refunding Series 2004, 5.750%, 2/01/27
4,945	Total Minnesota			4,791,613
	Mississippi – 0.7% (0.5% of Total Investments)
1,445	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue	12/16 at 100.00	BBB+	1,287,900
	Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.398%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,078,040
500	22.398%, 1/01/20 (IF) (4)	No Opt. Call	AA–	605,350
985	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional	12/16 at 100.00	BBB	1,014,383
	Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21
3,730	Total Mississippi			3,985,673
	Missouri – 2.1% (1.6% of Total Investments)
590	I-470 and 350 Transportation Development District, Lee’s Summit, Missouri, Transportation	6/15 at 100.00	A–	569,804
	Sales Tax Revenue Bonds, Refunding & Improvement Series 2007, 4.600%, 6/01/29 – RAAI Insured
2,000	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District	9/21 at 100.00	AA–	2,081,340
	Revenue Bonds, Series 2011A, 5.500%, 9/01/29
3,500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/14 at 102.00	N/R	3,542,595
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
600	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series	9/13 at 100.00	N/R	600,666
	2004, 5.250%, 3/01/22 – RAAI Insured
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax	No Opt. Call	BBB	2,440,470
	Revenue Bonds, Series 2012, 4.000%, 12/01/36
1,275	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 – NPFG Insured	12/16 at 100.00	A	1,330,514
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005B:
500	5.375%, 11/01/23	11/14 at 100.00	N/R	479,360
905	5.500%, 11/01/27	11/14 at 100.00	N/R	839,315
12,370	Total Missouri			11,884,064
	Nebraska – 0.6% (0.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	3,298,500
	5.250%, 12/01/21
	Nevada – 1.7% (1.3% of Total Investments)
1,630	Carson City, Nevada, Hospital Revenue Refunding Bonds, Carson-Tahoe Regional Healthcare	No Opt. Call	BBB+	1,596,536
	Project, Series 2012, 5.000%, 9/01/27
2,645	Henderson Local Improvement Districts T-18, Nevada, Limited Obligation Improvement Bonds,	9/13 at 100.00	N/R	2,322,098
	Inspirada Series 2006, 5.150%, 9/01/21
	Henderson, Nevada, Local Improvement District T-13 Cornerstone, Limited Obligation Refunding
	Bonds, Series 2013:
645	4.000%, 3/01/17	No Opt. Call	N/R	632,010
770	4.000%, 3/01/18	No Opt. Call	N/R	739,362
730	4.000%, 3/01/19	No Opt. Call	N/R	686,988
830	5.000%, 3/01/20	No Opt. Call	N/R	811,798
880	5.000%, 3/01/21	No Opt. Call	N/R	847,722
915	5.000%, 3/01/22	No Opt. Call	N/R	868,911
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,092,760
	7.500%, 6/15/23
10,045	Total Nevada			9,598,185
	New Hampshire – 0.3% (0.2% of Total Investments)
	Manchester Housing and Redevelopment Authority, New Hampshire, Meals and Rooms Tax Revenue
	Bonds, Series 2000A:
335	6.750%, 1/01/14 – ACA Insured	No Opt. Call	Caa1	334,772
100	6.750%, 1/01/15 – ACA Insured	1/14 at 100.00	Caa1	99,598
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
265	0.000%, 1/01/17 – ACA Insured	No Opt. Call	Caa1	212,800
500	0.000%, 1/01/18 – ACA Insured	No Opt. Call	Caa1	373,680
320	0.000%, 1/01/19 – ACA Insured	No Opt. Call	N/R	222,013
370	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	237,947
1,890	Total New Hampshire			1,480,810
	New Jersey – 6.4% (5.0% of Total Investments)
2,420	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	2,416,297
	2005A, 5.000%, 2/15/25
2,500	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012,	No Opt. Call	BBB+	2,617,650
	4.000%, 6/15/19
3,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A+	3,158,520
	Bonds, Refunding Series 2012II, 5.000%, 3/01/26
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Tender Option Bond Trust 1151:
1,440	3.123%, 9/01/25 (IF) (4)	3/25 at 100.00	A+	1,445,544
1,200	4.607%, 9/01/27 (IF) (4)	3/23 at 100.00	A+	1,203,060
7,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	B	6,711,900
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
5,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	5,140,950
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	4,924,600
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 21.435%,	7/22 at 100.00	A+	729,150
	1/01/24 (IF) (4)
10,985	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	8,571,815
	Series 2007-1A, 4.625%, 6/01/26
39,545	Total New Jersey			36,919,486
	New Mexico – 1.0% (0.8% of Total Investments)
1,320	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement	12/13 at 100.00	N/R	1,190,640
	Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)
	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A:
2,145	5.000%, 9/01/13	No Opt. Call	N/R	2,144,957
1,000	5.500%, 9/01/23	No Opt. Call	N/R	923,130
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences	No Opt. Call	BBB–	1,828,220
	Project, Series 2012, 5.000%, 5/15/32
6,465	Total New Mexico			6,086,947
	New York – 6.6% (5.1% of Total Investments)
1,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	No Opt. Call	BB+	1,187,834
	Medaille College, Series 2012, 5.000%, 4/01/22
	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence,
	Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB–	503,833
570	4.000%, 4/01/23	No Opt. Call	BBB–	541,637
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University,
	Series 2013A:
1,000	5.000%, 5/01/21	No Opt. Call	BBB–	1,082,880
840	5.000%, 5/01/23	No Opt. Call	BBB–	900,530
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
3,715	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	3,863,972
7,850	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	8,763,112
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn
	College of Aeronautics, Series 2006A:
1,000	5.000%, 12/01/16	No Opt. Call	BB	1,031,450
1,500	5.000%, 12/01/21	12/16 at 100.00	BB	1,488,405
255	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB	263,020
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
190	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	Ba1	189,922
	Stadium Project, Series 2006, 5.000%, 1/01/22 – AMBAC Insured
2,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/15 at 100.00	BBB	2,449,086
	Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28
3,240	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	No Opt. Call	BB	3,315,006
	Series 2007A, 5.250%, 12/01/16
2,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	11/16 at 100.00	BBB–	2,015,880
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
4,060	5.000%, 6/01/26	6/16 at 100.00	BB–	3,343,045
10,000	5.000%, 6/01/34	6/16 at 100.00	B	7,118,600
40,215	Total New York			38,058,212
	North Carolina – 0.4% (0.3% of Total Investments)
2,600	Charlotte, North Carolina, Special Facility Refunding Revenue Bonds, Charlotte/Douglas	1/14 at 100.00	N/R	2,472,444
	International Airport, US Airways, Inc. Project, Series 1998, 5.600%, 7/01/27 (Alternative
	Minimum Tax)
	Ohio – 6.3% (4.9% of Total Investments)
24,900	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	19,196,146
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
95	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	B–	79,187
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
3,400	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System	No Opt. Call	N/R	3,407,242
	Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/14 at 100.00	B–	5,557,860
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
8,445	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park	12/13 at 102.00	BB	8,029,084
	Public Improvement Project, Series 2003, 5.375%, 12/01/35
42,840	Total Ohio			36,269,519
	Oklahoma – 1.5% (1.2% of Total Investments)
9,096	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/13 at 100.00	N/R	8,827,486
	6.250%, 6/01/20
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	943,970
	Memorial Hospital, Series 2012, 5.000%, 8/01/31
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series	No Opt. Call	N/R	718,707
	1997, 5.650%, 12/01/27
1,730	Total Oregon			1,662,677
	Pennsylvania – 3.9% (3.1% of Total Investments)
2,500	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds,	No Opt. Call	N/R	2,496,400
	Subordinated Series 2013, 5.000%, 5/15/26
3,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK	No Opt. Call	B2	2,642,156
	Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	No Opt. Call	BBB	1,496,560
	5.000%, 7/01/23
2,385	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/13 at 100.00	B+	2,117,904
	Hospital Project, Series 2002, 6.000%, 11/15/35
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar	No Opt. Call	BBB–	1,519,812
	Senior Living, Inc., Series 2012, 5.000%, 7/01/27
3,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/13 at 100.00	B–	2,913,630
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
3,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	7/19 at 100.00	BBB–	3,031,500
	Allegheny Energy Supply Company LLC., Senior Lien Series 2009, 7.000%, 7/15/39
1,020	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	12/13 at 100.00	N/R	977,466
	Services Inc., Series 1998A, 5.250%, 6/01/28
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	748,703
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
5,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Ba1	4,876,400
	Series 2012C, 3.000%, 1/01/17
23,725	Total Pennsylvania			22,820,531
	Puerto Rico – 6.2% (4.9% of Total Investments)
5,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	No Opt. Call	BBB–	4,505,800
	6.125%, 7/01/24
1,000	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	814,820
	2006A, 5.000%, 7/01/23 – FGIC Insured
600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/19 –	No Opt. Call	A	574,242
	NPFG Insured
875	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002, 5.000%,	No Opt. Call	A	826,849
	7/01/19 – NPFG Insured
875	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand	12/13 at 100.00	A	882,061
	Obligations, Series 1985, 4.750%, 12/01/15 – NPFG Insured
	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B:
3,655	5.000%, 12/01/15	No Opt. Call	BBB–	3,679,781
100	5.000%, 12/01/16	No Opt. Call	BBB–	99,597
2,000	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Notes, Series	No Opt. Call	BBB–	2,022,860
	2006C, 5.250%, 1/01/15 (Alternative Minimum Tax)
2,375	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AA–	2,248,318
	2002E, 5.500%, 7/01/22 – AGM Insured
1,080	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	No Opt. Call	BBB–	880,006
	Series 2003, 5.000%, 7/01/23 – CIFG Insured
795	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	773,161
	4.000%, 7/01/16 – FGIC Insured
890	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	BBB–	800,867
	2007M, 6.250%, 7/01/23
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	No Opt. Call	BBB–	960,020
	Bonds, Series 2002C, 5.750%, 7/01/19
	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A:
1,040	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A	1,030,390
4,170	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	4,002,032
	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A:
3,700	5.250%, 7/01/15	No Opt. Call	BBB–	3,746,250
3,280	5.500%, 7/01/21 – FGIC Insured	No Opt. Call	BBB–	2,969,384
5,255	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/15	No Opt. Call	BBB–	5,254,580
37,690	Total Puerto Rico			36,071,018
	Rhode Island – 1.1% (0.8% of Total Investments)
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	6,248,940
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
	South Carolina – 1.4% (1.1% of Total Investments)
	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health
	System Obligated Group, Tender Option Bond Trust 1141:
1,500	21.336%, 11/01/27 (IF) (4)	11/22 at 100.00	A–	1,453,050
1,010	21.315%, 11/01/28 (IF) (4)	11/22 at 100.00	A–	906,374
1,255	21.336%, 11/01/29 (IF) (4)	11/22 at 100.00	A–	1,075,033
5,000	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	1/14 at 100.00	BB–	4,792,450
8,765	Total South Carolina			8,226,907
	South Dakota – 0.2% (0.1% of Total Investments)
1,000	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds	No Opt. Call	A	1,099,560
	Series 2013B, 5.000%, 6/01/23
	Tennessee – 0.6% (0.5% of Total Investments)
1,210	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding	10/15 at 100.00	BBB–	1,213,315
	Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.000%, 10/01/25
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series	No Opt. Call	A	2,129,360
	2006, 5.000%, 12/15/21 – SYNCORA GTY Insured
3,210	Total Tennessee			3,342,675
	Texas – 10.5% (8.2% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier
	Series 2006A:
3,780	5.250%, 1/01/24 – SYNCORA GTY Insured	1/17 at 100.00	BB+	3,794,062
275	5.000%, 1/01/34 – SYNCORA GTY Insured	1/17 at 100.00	BB+	244,101
7,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	Ba2	7,078,610
	Series 2006B, 5.750%, 1/01/24
	Austin, Texas, Estancia Hill Country, Public Improvement District, Special Assessment Revenue
	Bonds, Series 2013:
1,695	4.500%, 11/01/18	No Opt. Call	N/R	1,677,542
1,500	6.000%, 11/01/28	11/23 at 100.00	N/R	1,464,870
680	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement	7/17 at 100.00	BBB	678,946
	Residence, Series 2007, 5.000%, 7/01/27
1,895	Board of Managers, Joint Guadalupe County – Seguin City Hospital, Texas, FHA Insured Hospital	8/18 at 100.00	Baa3	1,939,021
	Mortgage Revenue Bonds, Guadalupe Regional Medical Center Project, Series 2007, 5.500%, 8/15/36
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307,	No Opt. Call	AA+	2,848,600
	23.766%, 12/01/26 – AMBAC Insured (IF) (4)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
330	5.000%, 6/01/18	No Opt. Call	Baa3	362,399
1,500	5.000%, 6/01/20	No Opt. Call	Baa3	1,622,250
535	5.000%, 6/01/21	No Opt. Call	Baa3	572,059
855	5.000%, 6/01/22	No Opt. Call	Baa3	906,822
915	5.000%, 6/01/23	No Opt. Call	Baa3	962,873
4,735	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/13 at 100.00	A	4,413,967
	2001B, 5.250%, 11/15/40 – NPFG Insured
750	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend	11/16 at 100.00	N/R	747,345
	Project, Series 2006A, 5.625%, 11/01/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	BBB–	208,428
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/21 (Alternative Minimum Tax)
1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public	No Opt. Call	A	1,571,400
	Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series
	2007, 4.450%, 6/01/20 – NPFG Insured
2,680	San Antonio Public Facilities Corporation, Texas, Improvement and Refunding Lease Revenue	No Opt. Call	AA+	3,202,680
	Bonds, Convention Center Refinancing and Expansion Project, Tender Option Bond Trust 4281,
	22.409%, 9/15/20 (IF) (4)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	21.553%, 8/15/22 (IF) (4)	No Opt. Call	AA–	151,640
155	21.352%, 8/15/24 (IF) (4)	8/23 at 100.00	AA–	205,432
200	21.553%, 8/15/26 (IF) (4)	8/23 at 100.00	AA–	231,660
170	21.312%, 8/15/27 (IF) (4)	8/23 at 100.00	AA–	185,332
	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior
	Lien Series 2008D:
1,070	5.625%, 12/15/17	No Opt. Call	A–	1,200,861
10,145	6.250%, 12/15/26	No Opt. Call	A–	11,273,225
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,500	5.000%, 12/15/19	No Opt. Call	A3	2,746,900
5,000	5.000%, 12/15/20	No Opt. Call	A3	5,422,100
5,000	5.000%, 12/15/22	No Opt. Call	A3	5,295,250
57,165	Total Texas			61,008,375
	Vermont – 0.6% (0.5% of Total Investments)
3,600	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B+	3,443,832
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative
	Minimum Tax)
	Virgin Islands – 1.0% (0.8% of Total Investments)
6,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	6,057,720
	2012A, 4.000%, 10/01/22
	Virginia – 3.3% (2.5% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment
	Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,190,770
1,000	5.000%, 3/01/21	No Opt. Call	N/R	983,170
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,372,268
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova
	Health System, Tender Option Bond Trust 3309:
1,800	22.398%, 5/15/20 (IF) (4)	No Opt. Call	AA+	2,277,270
400	22.398%, 5/15/20 (IF) (4)	No Opt. Call	AA+	481,500
400	17.448%, 5/15/20 (IF) (4)	No Opt. Call	AA+	316,420
2,615	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds,	11/13 at 100.00	BB–	2,592,406
	Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26
2,727	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds,	No Opt. Call	N/R	2,821,572
	Series 2007, 5.800%, 9/01/17
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	No Opt. Call	N/R	858,060
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
90	0.000%, 7/01/24	No Opt. Call	BBB–	49,940
465	0.000%, 7/01/25	No Opt. Call	BBB–	237,987
1,600	0.000%, 7/01/26	No Opt. Call	BBB–	760,432
2,515	0.000%, 7/01/27	No Opt. Call	BBB–	1,099,583
2,220	0.000%, 7/01/28	No Opt. Call	BBB–	911,621
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special
	Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	No Opt. Call	N/R	668,527
1,000	4.500%, 3/01/29	No Opt. Call	N/R	859,050
1,505	5.000%, 3/01/30	No Opt. Call	N/R	1,400,734
22,707	Total Virginia			18,881,310
	Washington – 1.9% (1.5% of Total Investments)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	BBB–	1,946,160
	Puget Sound, Series 2006, 5.000%, 12/01/24 – RAAI Insured
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella
	Project, Series 2012A:
4,700	6.000%, 10/01/22	No Opt. Call	N/R	4,396,568
2,135	6.500%, 10/01/32	No Opt. Call	N/R	1,880,764
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights
	Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A–	1,068,750
1,000	5.000%, 7/01/23	No Opt. Call	A–	1,032,110
550	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/14 at 100.00	N/R	492,212
	Series 2013, 5.750%, 4/01/43
11,385	Total Washington			10,816,564
	Wisconsin – 2.2% (1.7% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort	No Opt. Call	N/R	1,858,042
	James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
5,805	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A,	No Opt. Call	AA–	6,272,477
	5.500%, 2/01/21
350	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A,	2/19 at 102.00	AA–	371,504
	6.500%, 2/01/31
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,200	5.250%, 12/01/22	No Opt. Call	N/R	1,121,316
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,410,199
930	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	No Opt. Call	BB+	899,701
	Series 2012, 5.000%, 4/01/22
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 4287:
50	21.336%, 4/01/20 (IF) (4)	No Opt. Call	Aa3	73,323
100	22.197%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	146,460
185	21.790%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	248,988
100	22.197%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	127,845
12,070	Total Wisconsin	12,529,855
$ 786,567	Total Investments (cost $833,086,337) – 128.4%	743,663,128
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (30.2)% (6)	(175,000,000)
	Other Assets Less Liabilities – 1.8% (7)	10,291,781
	Net Assets Applicable to Common Shares – 100%	$ 578,954,909

Investments in Derivatives as of August 31, 2013

Swaps outstanding:								Unrealized
		Fund			Fixed Rate			Appreciation
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	(Depreciation)
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	(7)
JPMorgan	$45,300,000	Receive	3-Month USD-LIBOR	2.591%	Semi-Annually	5/15/14	5/15/25	$3,316,007
JPMorgan	25,000,000	Receive	3-Month USD-SIFMA	3.323	Quarterly	7/28/14	7/28/39	377,383
	$70,300,000							$3,693,390

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$743,663,128	$ —	$743,663,128
Derivatives:
Swaps*	—	3,693,390	—	3,693,390
Total	$ —	$747,356,518	$ —	$747,356,518
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2013, the cost of investments (excluding investments in derivatives) was $833,092,463.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 557,508
Depreciation	(89,986,843)
Net unrealized appreciation (depreciation) of investments	$(89,429,335)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 23.5%.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(9)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.
USD-SIFMA	United States Dollar Securities Industry and Financial Markets Association Municipal Swap Index.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2013